Financing Arrangements - Summary of Principal Payments on Total Outstanding Debt (Details) - Rigetti Holdings [Member]	Oct. 31, 2021 USD ($)
2023	$ 6,837,348
2024	8,141,182
2025	5,021,470
Total	20,000,000
Tranche A [Member]
2023	4,409,983
2024	4,920,301
2025	2,669,716
Total	12,000,000
Tranche B [Member]
2023	2,427,365
2024	3,220,881
2025	2,351,754
Total	$ 8,000,000